Note 12 - Exploration and Evaluation Assets - Exploration and Evaluation Assets (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024		Dec. 31, 2023
Statement Line Items [Line Items]
Balance at beginning of period	$ 94,272		$ 17,579
- Bilboes Gold			73,198
Decommissioning asset estimation adjustment	(899)	[1]	1,618
- Consumables and drilling	560		1,005
- Contractor	5		2
- Labour	336		488
- Power	4		7
- Other	258		375
Balance	94,536		94,272
Bilboes Oxide Mine[member]
Statement Line Items [Line Items]
Balance at beginning of period	73,573		0
- Bilboes Gold			73,198
Decommissioning asset estimation adjustment	0	[1]	0
- Consumables and drilling	0		0
- Contractor	0		0
- Labour	0		0
- Power	0		0
- Other	191		375
Balance	73,764		73,573
Motapa [member]
Statement Line Items [Line Items]
Balance at beginning of period	10,592		7,844
- Bilboes Gold			0
Decommissioning asset estimation adjustment	(899)	[1]	1,466
- Consumables and drilling	558		903
- Contractor	0		2
- Labour	285		377
- Power	2		0
- Other	67		0
Balance	10,605		10,592
Maligreen [member]
Statement Line Items [Line Items]
Balance at beginning of period	5,998		5,626
- Bilboes Gold			0
Decommissioning asset estimation adjustment	0	[1]	152
- Consumables and drilling	2		102
- Contractor	5		0
- Labour	0		111
- Power	2		7
- Other	0		0
Balance	6,007		5,998
GG [member]
Statement Line Items [Line Items]
Balance at beginning of period	3,723		3,723
- Bilboes Gold			0
Decommissioning asset estimation adjustment	0	[1]	0
- Consumables and drilling	0		0
- Contractor	0		0
- Labour	51		0
- Power	0		0
- Other	0		0
Balance	3,774		3,723
Sabiwa [member]
Statement Line Items [Line Items]
Balance at beginning of period	294		294
- Bilboes Gold			0
Decommissioning asset estimation adjustment	0	[1]	0
- Consumables and drilling	0		0
- Contractor	0		0
- Labour	0		0
- Power	0		0
- Other	0		0
Balance	294		294
Abercorn [member]
Statement Line Items [Line Items]
Balance at beginning of period	27		27
- Bilboes Gold			0
Decommissioning asset estimation adjustment	0	[1]	0
- Consumables and drilling	0		0
- Contractor	0		0
- Labour	0		0
- Power	0		0
- Other	0		0
Balance	27		27
Valentine [member]
Statement Line Items [Line Items]
Balance at beginning of period	65		65
- Bilboes Gold			0
Decommissioning asset estimation adjustment	0	[1]	0
- Consumables and drilling	0		0
- Contractor	0		0
- Labour	0		0
- Power	0		0
- Other	0		0
Balance	$ 65		$ 65

[1]	After further review of the Motapa claims the old tailings storage facility, previously included in the rehabilitation liability, was not within the Caledonia owned claims area. The tailing storage facility was therefore excluded from the rehabilitation liability footprint.